Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies [Abstract]
Disclosure of detailed information about estimated useful life or depreciation rate [Table Text Block]

•	Capital works in progress	- not depreciated
•	Mining properties	- unit-of- production
•	Mining asset	- unit-of- production
•	Plant and Equipment
	◦ Equipment	- straight-line over 1 to 20 years
	◦ Other plant assets	- straight-line over 1 to 20 years/unit-of-production
•	ROU Assets	- straight -line over 1 to 20 years